Business combinations - ACTech Narrative (Detail) - ACTech - Provisional fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Total cash flow	€ 27,173
Cash and cash equivalents	2,245
Indemnification assets	(2,048)
Acquisition price	29,418
Fair value patented technology	515
Fair value customer relationship	17,305
Fair value order backlog	837
Fair value tax contingency	2,048
Trade receivables recognised as of acquisitoin date	5,176
Escrow amount	3,788
Acquisition costs	609
Contribution of revenue	9,965
Contribution to net profit	275
Proforma contribution revenue	37,096
Proforma contribution net profit	€ 2,060